Composition of Net Deferred Tax Balances (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 28, 2012
Income Tax Disclosure [Abstract]
Current deferred taxes, net	$ 252		$ 280
Long-term deferred taxes, net	647	[1]	676	[1]
Current liabilities, other	(19)		(13)
Long-term liabilities, other	(14)		(18)
Net deferred taxes	$ 866		$ 925

[1]	See Footnote No. 18, "Related Party Transactions," to our Consolidated Financial Statements for disclosure of related party amounts.